Financial Liabilities - Aggregate Annual Contractual Maturities of Financial Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 506
2015	516
2016	557
2017	3,442
2018	689
2019 and thereafter	7,246
Total	$ 12,956	$ 13,329